Prepayments and Other Assets, Net - Schedule of Allowance for Other Receivables (Details) - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Allowance for Other Receivables [Abstract]
Balance at the beginning of the period		¥ 20,416
Provision for the period	19,009	3,875
Receivables written off for the period	(9)	(14,789)
Balance at the end of the period		¥ 9,502